Consolidated Statements of Equity and Partners' Capital - USD ($) $ in Thousands		Total		Net Investment by Anadarko [Member]	Common Units [Member]	Class C Units [Member]	General Partner Units [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2012	[1]	$ 2,865,352		$ 784,876	$ 1,957,066	$ 0	$ 52,752	$ 70,658
Net income (loss)		288,244	[2]	6,929	200,866		69,633	10,816
Issuance of common and general partner units, net of offering expenses		740,586			724,811		15,775
Contributions from noncontrolling interest owner		2,247						2,247
Distributions to noncontrolling interest owner		(13,127)						(13,127)
Distributions to unitholders		(299,101)			(239,157)		(59,944)
Acquisitions from affiliates		(465,500)		(255,635)	(209,865)
Contributions of equity-based compensation from Anadarko	[3]	2,923			2,865		58
Net pre-acquisition contributions from (distributions to) Anadarko	[4]	260,031		260,031
Net distributions to Anadarko of other assets		(5,855)	[2]		(5,738)		(117)
Elimination of net deferred tax liabilities		46,530		46,530
Other		345			345
Balance at Dec. 31, 2013	[1]	3,422,675		842,731	2,431,193	0	78,157	70,594
Net income (loss)		456,668	[2]	65,154	254,737	1,772	120,980	14,025
Issuance of common and general partner units, net of offering expenses		704,728			691,417		13,311
Issuance of Class C units		750,000				750,000
Beneficial conversion feature of Class C units		0			34,815	(34,815)
Distributions to noncontrolling interest owner		(15,149)						(15,149)
Distributions to unitholders		(408,621)			(302,049)		(106,572)
Acquisitions from affiliates		(356,250)		(372,784)	16,534
Contributions of equity-based compensation from Anadarko	[3]	3,167			3,104		63
Net pre-acquisition contributions from (distributions to) Anadarko	[4]	(16,692)		(16,692)
Net distributions to Anadarko of other assets		(10,706)	[2]		(10,492)		(214)
Elimination of net deferred tax liabilities		38,160		38,160
Other		482		27	455
Balance at Dec. 31, 2014	[1]	4,568,462		556,596	3,119,714	716,957	105,725	69,470
Net income (loss)		14,207	[2]	79,386	(238,166)	(18,110)	180,996	10,101
Above-market component of swap extensions with Anadarko	[5]	18,449			18,449
Issuance of common and general partner units, net of offering expenses		57,353			57,353
Amortization of beneficial conversion feature of Class C units		0			(12,044)	12,044
Distributions to noncontrolling interest owner		(12,187)						(12,187)
Distributions to unitholders		(545,143)			(378,602)		(166,541)
Acquisitions from affiliates		(174,276)		(197,562)	23,286
Contributions of equity-based compensation from Anadarko	[3]	3,551			3,480		71
Net pre-acquisition contributions from (distributions to) Anadarko		(49,801)		(49,801)
Net distributions to Anadarko of other assets		(4,632)	[2]		(4,547)		(85)
Elimination of net deferred tax liabilities		41,844		41,844
Other		201		135	68		(2)
Balance at Dec. 31, 2015	[1]	$ 3,918,028		$ 430,598	$ 2,588,991	$ 710,891	$ 120,164	$ 67,384

[1]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[3]	Associated with the Anadarko Incentive Plans as defined and described in Note 1 and Note 5.
[4]	Includes deferred taxes on capitalized interest of $0.3 million and $5.5 million associated with the acquisition of the TEFR Interests (as defined and described in Note 1) for the years ended December 31, 2014 and 2013, respectively.
[5]	See Note 5.